Summary of Significant Accounting Policies - Anti-dilutive Securities (FY) (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	63	65	63	65
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	48	33	48	33
Common Stock warrants - employee
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	15	32	15	32